Operating Segments - Summary of Income or Loss (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Net sales	R$ 13,582,463	R$ 12,518,139	R$ 12,355,536
Cost of sales	(9,232,210)	(8,317,490)	(8,645,653)
Gross profit	4,350,253	4,200,649	3,709,883
Selling expenses	(1,068,663)	(1,037,542)	(900,728)
General and administrative expenses	(935,290)	(1,000,734)	(911,666)
Other income (expense), net	877,599	(116,302)	252,318
Financial results	(2,751,499)	(3,055,776)	(2,184,466)
Finance expense	(3,704,515)	(3,673,356)	(2,637,317)
Finance income	870,739	1,102,918	576,614
Foreign exchange losses, net	(199,777)	997,109	(746,058)
Derivatives	282,054	(1,482,447)	622,295
Interest in earnings of associates	17,162	(4,440)	7,978
Interest in earnings of joint ventures	985,090	1,570,132	695,165
Income tax expense benefit	(428,355)	(61,702)	30,410
Profit (loss) from continuing operations	1,046,297	494,285	698,894
Profit from discontinued operation, net of tax		(35,262)	100,867
Total net income attributable to:
Owners of the Company	551,021	277,804	405,718
Non-controlling interests	495,276	181,219	394,043
Profit loss	1,046,297	459,023	799,761
Other selected data:
Depreciation and amortization	1,938,393	1,735,333	1,177,847
EBITDA	6,164,544	5,347,096	4,030,797
Additions to PP&E, intangible and biological assets	2,457,458	2,190,505	2,012,218
Reconciliation of EBITDA:
Profit (loss) for the period	1,046,297	494,285	698,894
Income tax and social contribution	428,355	61,702	(30,410)
Financial result, net	2,751,499	3,055,776	2,184,466
Depreciation and amortization	1,938,393	1,735,333	1,177,847
EBITDA	6,164,544	5,347,096	4,030,797
Domestic market [member]
Disclosure of operating segments [line items]
Net sales	12,990,115	11,839,761	11,793,197
External market [member]
Disclosure of operating segments [line items]
Net sales	592,348	678,378	562,339
Cosan S.A. [member]
Disclosure of operating segments [line items]
Net sales	7,670,777	7,541,792	8,349,181
Cost of sales	(5,045,884)	(4,586,551)	(5,905,340)
Gross profit	2,624,893	2,955,241	2,443,841
Selling expenses	(1,039,817)	(1,032,893)	(919,166)
General and administrative expenses	(597,430)	(570,465)	(565,105)
Other income (expense), net	880,983	(115,764)	192,020
Financial results	(898,394)	(1,307,869)	(1,147,892)
Finance expense	(1,728,300)	(1,720,365)	(1,395,741)
Finance income	728,598	799,912	411,838
Foreign exchange losses, net	(81,201)	1,001,581	(623,164)
Derivatives	182,509	(1,388,997)	459,175
Interest in earnings of associates	12,930	(12,819)	(3,185)
Interest in earnings of joint ventures	985,090	1,570,132	695,165
Income tax expense benefit	(457,725)	(60,213)	85,219
Profit (loss) from continuing operations	1,510,530	1,425,350	780,897
Profit from discontinued operation, net of tax		(35,261)	100,867
Total net income attributable to:
Owners of the Company	1,315,324	1,036,086	580,086
Non-controlling interests	195,206	354,003	301,678
Profit loss	1,510,530	1,390,089	881,764
Other selected data:
Depreciation and amortization	596,687	615,314	561,042
EBITDA	3,463,336	3,408,746	2,404,612
Additions to PP&E, intangible and biological assets	408,489	491,279	608,667
Reconciliation of EBITDA:
Profit (loss) for the period	1,510,530	1,425,350	780,897
Income tax and social contribution	457,725	60,213	(85,219)
Financial result, net	898,394	1,307,869	1,147,892
Depreciation and amortization	596,687	615,314	561,042
EBITDA	3,463,336	3,408,746	2,404,612
Cosan S.A. [member] | Domestic market [member]
Disclosure of operating segments [line items]
Net sales	7,085,013	7,105,912	7,982,641
Cosan S.A. [member] | External market [member]
Disclosure of operating segments [line items]
Net sales	585,764	435,880	366,540
Cosan Logistica [member]
Disclosure of operating segments [line items]
Net sales	5,946,349	5,014,555	4,037,923
Cost of sales	(4,220,988)	(3,769,147)	(2,771,881)
Gross profit	1,725,361	1,245,408	1,266,042
Selling expenses	(28,846)	(4,649)	18,440
General and administrative expenses	(285,409)	(342,961)	(311,288)
Other income (expense), net	(3,304)	(539)	60,298
Financial results	(1,665,842)	(1,673,482)	(1,166,553)
Finance expense	(1,900,092)	(1,951,393)	(1,261,452)
Finance income	261,661	302,371	164,675
Foreign exchange losses, net	(127,508)	76,082	(190,410)
Derivatives	100,097	(100,542)	120,634
Interest in earnings of associates	4,243	8,381	11,164
Income tax expense benefit	(10,215)	34,513	(35,988)
Profit (loss) from continuing operations	(264,012)	(733,329)	(157,885)
Total net income attributable to:
Owners of the Company	(79,515)	(206,694)	(30,030)
Non-controlling interests	(184,497)	(526,635)	(127,855)
Profit loss	(264,012)	(733,329)	(157,885)
Other selected data:
Depreciation and amortization	1,341,687	1,120,019	616,527
EBITDA	2,753,732	2,025,659	1,661,183
Additions to PP&E, intangible and biological assets	2,045,390	1,699,226	1,405,478
Reconciliation of EBITDA:
Profit (loss) for the period	(264,012)	(733,329)	(157,885)
Income tax and social contribution	10,215	(34,513)	35,988
Financial result, net	1,665,842	1,673,482	1,166,553
Depreciation and amortization	1,341,687	1,120,019	616,527
EBITDA	2,753,732	2,025,659	1,661,183
Cosan Logistica [member] | Domestic market [member]
Disclosure of operating segments [line items]
Net sales	5,939,765	4,772,057	3,842,124
Cosan Logistica [member] | External market [member]
Disclosure of operating segments [line items]
Net sales	6,584	242,498	195,799
Operating segments [member] | Raizen Energia S.A. [member]
Disclosure of operating segments [line items]
Net sales	13,152,678	13,133,737	11,080,849
Cost of sales	(10,907,652)	(9,967,530)	(9,148,101)
Gross profit	2,245,026	3,166,207	1,932,748
Selling expenses	(803,157)	(732,680)	(616,915)
General and administrative expenses	(618,064)	(567,400)	(518,848)
Other income (expense), net	(107,953)	(15,249)	(19,147)
Financial results	129	531,049	(624,695)
Finance expense	(905,213)	(918,912)	(919,994)
Finance income	681,362	653,670	650,446
Foreign exchange losses, net	(54,866)	(57,951)	(1,031,777)
Derivatives	278,846	854,242	676,630
Interest in earnings of associates	(54,544)	(68,641)	(42,967)
Income tax expense benefit	(78,937)	(658,860)	40,328
Profit (loss) from continuing operations	582,500	1,654,426	150,504
Total net income attributable to:
Owners of the Company	582,500	1,654,338	150,504
Non-controlling interests		88
Profit loss	582,500	1,654,426	150,504
Other selected data:
Depreciation and amortization	2,131,088	2,192,019	2,057,365
EBITDA	2,792,396	3,974,256	2,792,236
Additions to PP&E, intangible and biological assets	2,226,162	2,001,509	1,776,372
Reconciliation of EBITDA:
Profit (loss) for the period	582,500	1,654,426	150,504
Income tax and social contribution	78,937	658,860	(40,328)
Financial result, net	(129)	(531,049)	624,695
Depreciation and amortization	2,131,088	2,192,019	2,057,365
EBITDA	2,792,396	3,974,256	2,792,236
Operating segments [member] | Raizen Energia S.A. [member] | Domestic market [member]
Disclosure of operating segments [line items]
Net sales	6,995,061	6,106,330	4,438,148
Operating segments [member] | Raizen Energia S.A. [member] | External market [member]
Disclosure of operating segments [line items]
Net sales	6,157,617	7,027,407	6,642,701
Operating segments [member] | Raizen Combustiveis [member]
Disclosure of operating segments [line items]
Net sales	72,789,148	68,143,047	61,412,966
Cost of sales	(68,875,292)	(64,445,939)	(58,196,255)
Gross profit	3,913,856	3,697,108	3,216,711
Selling expenses	(1,345,847)	(1,303,338)	(1,188,549)
General and administrative expenses	(455,743)	(447,762)	(394,570)
Other income (expense), net	312,187	844,257	294,784
Financial results	(359,767)	(584,487)	(124,598)
Finance expense	(251,038)	(273,874)	(170,560)
Finance income	134,904	233,453	173,477
Foreign exchange losses, net	(105,513)	750,939	(415,983)
Derivatives	(138,120)	(1,295,005)	288,468
Interest in earnings of associates		(310)	8,893
Income tax expense benefit	(615,806)	(673,099)	(536,540)
Profit (loss) from continuing operations	1,448,880	1,532,369	1,276,131
Total net income attributable to:
Owners of the Company	1,389,260	1,476,244	1,237,984
Non-controlling interests	59,620	56,125	38,147
Profit loss	1,448,880	1,532,369	1,276,131
Other selected data:
Depreciation and amortization	635,920	624,395	579,603
EBITDA	3,060,373	3,414,350	2,516,872
Additions to PP&E, intangible and biological assets	853,975	797,009	797,299
Reconciliation of EBITDA:
Profit (loss) for the period	1,448,880	1,532,369	1,276,131
Income tax and social contribution	615,806	673,099	536,540
Financial result, net	359,767	584,487	124,598
Depreciation and amortization	635,920	624,395	579,603
EBITDA	3,060,373	3,414,350	2,516,872
Operating segments [member] | Raizen Combustiveis [member] | Domestic market [member]
Disclosure of operating segments [line items]
Net sales	72,789,148	68,143,047	61,412,966
Operating segments [member] | Companhia de Gas de Sao Paulo - COMGAS [member]
Disclosure of operating segments [line items]
Net sales	5,537,857	5,657,246	6,597,017
Cost of sales	(3,492,375)	(3,174,134)	(4,580,204)
Gross profit	2,045,482	2,483,112	2,016,813
Selling expenses	(652,901)	(670,557)	(627,519)
General and administrative expenses	(344,990)	(332,349)	(332,763)
Other income (expense), net	(26,422)	(26,437)	(7,901)
Financial results	(225,541)	(263,169)	(181,889)
Finance expense	(623,924)	(730,422)	(409,768)
Finance income	398,758	466,646	247,047
Foreign exchange losses, net	(11,501)	223,943	126,282
Derivatives	11,126	(223,336)	(145,450)
Income tax expense benefit	(235,972)	(369,966)	(248,355)
Profit (loss) from continuing operations	559,656	820,634	618,386
Total net income attributable to:
Owners of the Company	364,455	514,228	618,386
Non-controlling interests	195,201	306,406
Profit loss	559,656	820,634	618,386
Other selected data:
Depreciation and amortization	496,755	510,957	481,566
EBITDA	1,517,924	1,964,726	1,530,196
Additions to PP&E, intangible and biological assets	352,958	438,366	521,215
Reconciliation of EBITDA:
Profit (loss) for the period	559,656	820,634	618,386
Income tax and social contribution	235,972	369,966	248,355
Financial result, net	225,541	263,169	181,889
Depreciation and amortization	496,755	510,957	481,566
EBITDA	1,517,924	1,964,726	1,530,196
Operating segments [member] | Companhia de Gas de Sao Paulo - COMGAS [member] | Domestic market [member]
Disclosure of operating segments [line items]
Net sales	5,537,857	5,657,246	6,597,017
Operating segments [member] | Radar [Member]
Disclosure of operating segments [line items]
Profit from discontinued operation, net of tax		69,261	100,867
Total net income attributable to:
Owners of the Company		21,664	100,867
Non-controlling interests		47,597
Profit loss		69,261	100,867
Operating segments [member] | Moove cash generating unit [member]
Disclosure of operating segments [line items]
Net sales	2,129,522	1,883,674	1,751,728
Cost of sales	(1,545,657)	(1,398,751)	(1,322,326)
Gross profit	583,865	484,923	429,402
Selling expenses	(386,705)	(362,045)	(291,649)
General and administrative expenses	(94,002)	(72,567)	(77,666)
Other income (expense), net	(3,679)	7,523	2,195
Financial results	(54,370)	(77,301)	(109,860)
Finance expense	(46,250)	(49,102)	(120,325)
Finance income	17,805	4,928	4,870
Foreign exchange losses, net	(7,478)	47,288	(10,213)
Derivatives	(18,447)	(80,415)	15,808
Interest in earnings of associates	(7,665)	(9,755)	(11,596)
Income tax expense benefit	(20,141)	(553)	12,693
Profit (loss) from continuing operations	17,303	(29,775)	(46,481)
Total net income attributable to:
Owners of the Company	17,303	(29,775)	(46,481)
Profit loss	17,303	(29,775)	(46,481)
Other selected data:
Depreciation and amortization	82,898	88,350	75,077
EBITDA	174,712	136,429	125,763
Additions to PP&E, intangible and biological assets	48,612	41,557	43,464
Reconciliation of EBITDA:
Profit (loss) for the period	17,303	(29,775)	(46,481)
Income tax and social contribution	20,141	553	(12,693)
Financial result, net	54,370	77,301	109,860
Depreciation and amortization	82,898	88,350	75,077
EBITDA	174,712	136,429	125,763
Operating segments [member] | Moove cash generating unit [member] | Domestic market [member]
Disclosure of operating segments [line items]
Net sales	1,543,758	1,447,794	1,385,188
Operating segments [member] | Moove cash generating unit [member] | External market [member]
Disclosure of operating segments [line items]
Net sales	585,764	435,880	366,540
Operating segments [member] | Logistics [member]
Disclosure of operating segments [line items]
Net sales	5,946,349	5,014,555	4,037,923
Cost of sales	(4,220,988)	(3,769,147)	(2,771,881)
Gross profit	1,725,361	1,245,408	1,266,042
Selling expenses	(28,846)	(4,649)	18,440
General and administrative expenses	(285,409)	(342,961)	(311,288)
Other income (expense), net	(3,304)	(539)	60,298
Financial results	(1,665,842)	(1,673,482)	(1,166,553)
Finance expense	(1,900,092)	(1,951,393)	(1,261,452)
Finance income	261,661	302,371	164,675
Foreign exchange losses, net	(127,508)	76,082	(190,410)
Derivatives	100,097	(100,542)	120,634
Interest in earnings of associates	4,243	8,381	11,164
Income tax expense benefit	(10,215)	34,513	(35,988)
Profit (loss) from continuing operations	(264,012)	(733,329)	(157,885)
Total net income attributable to:
Owners of the Company	(79,515)	(206,694)	(30,030)
Non-controlling interests	(184,497)	(526,635)	(127,855)
Profit loss	(264,012)	(733,329)	(157,885)
Other selected data:
Depreciation and amortization	1,341,687	1,120,019	616,527
EBITDA	2,753,732	2,025,659	1,661,183
Additions to PP&E, intangible and biological assets	2,045,390	1,699,226	1,405,478
Reconciliation of EBITDA:
Profit (loss) for the period	(264,012)	(733,329)	(157,885)
Income tax and social contribution	10,215	(34,513)	35,988
Financial result, net	1,665,842	1,673,482	1,166,553
Depreciation and amortization	1,341,687	1,120,019	616,527
EBITDA	2,753,732	2,025,659	1,661,183
Operating segments [member] | Logistics [member] | Domestic market [member]
Disclosure of operating segments [line items]
Net sales	5,939,765	4,772,057	3,842,124
Operating segments [member] | Logistics [member] | External market [member]
Disclosure of operating segments [line items]
Net sales	6,584	242,498	195,799
Unallocated amounts [member] | Cosan Corporate [member]
Disclosure of operating segments [line items]
Net sales	3,441	873	436
Cost of sales	(7,896)	(13,667)	(2,810)
Gross profit	(4,455)	(12,794)	(2,374)
Selling expenses	(211)	(291)
General and administrative expenses	(210,889)	(252,857)	(189,949)
Other income (expense), net	911,004	(96,849)	197,726
Financial results	(805,746)	(1,147,709)	(781,522)
Finance expense	(1,134,580)	(1,048,324)	(919,463)
Finance income	192,845	328,973	178,355
Foreign exchange losses, net	(53,290)	649,796	(671,717)
Derivatives	189,279	(1,078,154)	631,303
Interest in earnings of associates	1,112,654	1,066,818	703,315
Interest in earnings of joint ventures	985,090	1,570,132	695,165
Income tax expense benefit	(162,027)	310,305	320,882
Profit (loss) from continuing operations	1,825,420	1,436,755	943,243
Profit from discontinued operation, net of tax		(123,386)	38,915
Total net income attributable to:
Owners of the Company	1,818,468	1,313,369	982,158
Non-controlling interests	6,952
Profit loss	1,825,420	1,313,369	982,158
Other selected data:
Depreciation and amortization	17,053	16,007	4,677
EBITDA	2,810,246	2,290,166	1,408,560
Additions to PP&E, intangible and biological assets	10,498	11,356	42,061
Reconciliation of EBITDA:
Profit (loss) for the period	1,825,420	1,436,755	943,243
Income tax and social contribution	162,027	(310,305)	(320,882)
Financial result, net	805,746	1,147,709	781,522
Depreciation and amortization	17,053	16,007	4,677
EBITDA	2,810,246	2,290,166	1,408,560
Unallocated amounts [member] | Cosan Corporate [member] | Domestic market [member]
Disclosure of operating segments [line items]
Net sales	3,441	873	436
Deconsolidation effects IFRS 11 [member]
Disclosure of operating segments [line items]
Net sales	(85,941,826)	(81,276,784)	(72,493,815)
Cost of sales	79,782,944	74,413,469	67,344,356
Gross profit	(6,158,882)	(6,863,315)	(5,149,459)
Selling expenses	2,149,004	2,036,018	1,805,464
General and administrative expenses	1,073,807	1,015,162	913,418
Other income (expense), net	(204,234)	(829,008)	(275,637)
Financial results	359,638	53,438	749,293
Finance expense	1,156,251	1,192,786	1,090,554
Finance income	(816,266)	(887,123)	(823,923)
Foreign exchange losses, net	160,379	(692,988)	1,447,760
Derivatives	(140,726)	440,763	(965,098)
Interest in earnings of associates	54,544	68,951	34,074
Income tax expense benefit	694,743	1,331,959	496,212
Profit (loss) from continuing operations	(2,031,380)	(3,186,795)	(1,426,635)
Total net income attributable to:
Owners of the Company	(1,971,760)	(3,130,582)	(1,388,488)
Non-controlling interests	(59,620)	(56,213)	(38,147)
Profit loss	(2,031,380)	(3,186,795)	(1,426,635)
Other selected data:
Depreciation and amortization	(2,767,008)	(2,816,414)	(2,636,968)
EBITDA	(5,852,769)	(7,388,606)	(5,309,108)
Additions to PP&E, intangible and biological assets	(3,080,137)	(2,798,518)	(2,573,671)
Reconciliation of EBITDA:
Profit (loss) for the period	(2,031,380)	(3,186,795)	(1,426,635)
Income tax and social contribution	(694,743)	(1,331,959)	(496,212)
Financial result, net	(359,638)	(53,438)	(749,293)
Depreciation and amortization	(2,767,008)	(2,816,414)	(2,636,968)
EBITDA	(5,852,769)	(7,388,606)	(5,309,108)
Deconsolidation effects IFRS 11 [member] | Domestic market [member]
Disclosure of operating segments [line items]
Net sales	(79,784,209)	(74,249,377)	(65,851,114)
Deconsolidation effects IFRS 11 [member] | External market [member]
Disclosure of operating segments [line items]
Net sales	(6,157,617)	(7,027,407)	(6,642,701)
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Net sales	(34,706)	(38,209)	(31,568)
Cost of sales	34,706	38,209	31,568
Financial results		105,885	55,358
Finance expense	331	105,885	73,691
Finance income	(331)		(18,333)
Interest in earnings of associates	(1,092,070)	(1,069,884)	(694,905)
Income tax expense benefit		(36,001)	(18,822)
Profit (loss) from continuing operations	(1,092,070)	(1,000,000)	(658,369)
Profit from discontinued operation, net of tax		18,863	(38,915)
Total net income attributable to:
Owners of the Company	(1,569,690)	(1,334,988)	(1,219,182)
Non-controlling interests	477,620	353,851	521,898
Profit loss	(1,092,070)	(981,137)	(697,284)
Other selected data:
EBITDA	(1,092,070)	(1,069,884)	(694,905)
Reconciliation of EBITDA:
Profit (loss) for the period	(1,092,070)	(1,000,000)	(658,369)
Income tax and social contribution		36,001	18,822
Financial result, net		(105,885)	(55,358)
EBITDA	(1,092,070)	(1,069,884)	(694,905)
Elimination of intersegment amounts [member] | Domestic market [member]
Disclosure of operating segments [line items]
Net sales	R$ (34,706)	R$ (38,209)	R$ (31,568)